Risk/Return Detail Data - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO	May 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Freedom® Index 2020 Fund /Institutional Premium, Premier
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Freedom® Index 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21 % of the average value of its portfolio.
Portfolio Turnover, Rate	21.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index. Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. Using an asset allocation among underlying Fidelity® funds and futures as of April 1, 2023, of approximately: U.S. Equity Funds 28% International Equity Funds 19% International Bond Funds 5% U.S. Investment Grade Bond Funds 32% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 3% Short-Term Inflation-Protected Bond Funds 8% Short-Term Funds 2% * The Adviser may change these percentages over time. The allocation percentages may not add to 100% due to rounding. Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom ® Index Income Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom ® Index Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom ® Index Income Fund.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date. Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders. Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable. Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2023
Bar Chart, Year to Date Return	5.25%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	11.18%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(10.44%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Risk/Return:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
1 year	$ 8
3 years	26
5 years	45
10 years	$ 103
Annual Return, Inception Date	Jun. 24, 2015
2016	7.07%
2017	13.95%
2018	(3.87%)
2019	18.30%
2020	12.74%
2021	8.39%
2022	(15.88%)
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | Fidelity Freedom Index 2020 Fund - Premier Class
Risk/Return:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%
1 year	$ 6
3 years	19
5 years	34
10 years	$ 77
Annual Return, Inception Date	Jun. 24, 2020
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | Return Before Taxes | Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Risk/Return:
Label	Return Before Taxes
Past 1 year	(15.88%)
Past 5 years	3.17%
Since Inception	4.29%	[1]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | Return Before Taxes | Fidelity Freedom Index 2020 Fund - Premier Class
Risk/Return:
Label	Return Before Taxes
Past 1 year	(15.92%)
Since Inception	1.42%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | After Taxes on Distributions | Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(16.70%)
Past 5 years	1.65%
Since Inception	3.01%	[1]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(9.22%)
Past 5 years	2.19%
Since Inception	3.09%	[1]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.93%
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2020 Fund | F1903
Risk/Return:
Label	Fidelity Freedom Index 2020 Composite Index℠
Past 1 year	(15.86%)
Past 5 years	3.28%
Since Inception	4.39%

[1]	A From June 24, 2015
[2]	B From June 24, 2020